5. SEGMENT INFORMATION (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total	R$ 5,842.1	R$ 5,656.7
ONE FOODS [Member]
Disclosure of operating segments [line items]
Total	1,777.3	1,395.4
BRAZIL
Disclosure of operating segments [line items]
Total	2,134.0	2,134.0
INTERNATIONAL [Member]
Disclosure of operating segments [line items]
Total	1,369.9	1,271.7
SOUTHERN CONE [Member]
Disclosure of operating segments [line items]
Total	560.9	855.6
Goodwill [Member]
Disclosure of operating segments [line items]
Total	4,192.2	4,343.5
Goodwill [Member] | ONE FOODS [Member]
Disclosure of operating segments [line items]
Total	1,388.1	1,225.0
Goodwill [Member] | BRAZIL
Disclosure of operating segments [line items]
Total	1,151.5	1,151.5
Goodwill [Member] | INTERNATIONAL [Member]
Disclosure of operating segments [line items]
Total	1,345.4	1,247.0
Goodwill [Member] | SOUTHERN CONE [Member]
Disclosure of operating segments [line items]
Total	307.2	720.0
Trademarks [Member]
Disclosure of operating segments [line items]
Total	1,649.9	1,313.2
Trademarks [Member] | ONE FOODS [Member]
Disclosure of operating segments [line items]
Total	389.2	170.4
Trademarks [Member] | BRAZIL
Disclosure of operating segments [line items]
Total	982.5	982.5
Trademarks [Member] | INTERNATIONAL [Member]
Disclosure of operating segments [line items]
Total	24.5	24.7
Trademarks [Member] | SOUTHERN CONE [Member]
Disclosure of operating segments [line items]
Total	R$ 253.7	R$ 135.6